Sean M. Clayton (858) 550-6034 sclayton@cooley.com	VIA EDGAR AND FEDERAL EXPRESS

August 16, 2011

United States Securities and Exchange Commission

Division of Corporate Finance

Mail Stop 6010

100 F Street, N.E.

Washington, D.C. 20549

Attn:    Bryan Pitko

Re:	Insys Therapeutics, Inc.
Amendment No. 6 to Registration Statement on Form S-1
File No. 333-173154

Dear Mr. Pitko:

Enclosed for electronic filing via EDGAR pursuant to the Securities Act of 1933, as amended (the “Securities Act”), on behalf of our client Insys Therapeutics, Inc. (the “Company”), is Amendment No. 6 (“Amendment No. 6”) to the Company’s Registration Statement on Form S-1 (the “Registration Statement”) originally filed with the Securities and Exchange Commission (the “Commission”) on March 29, 2011. The copy of Amendment No. 6 that is enclosed with the paper copy of this letter is marked to show changes from Amendment No. 5 to the Registration Statement as filed with the Commission on July 15, 2011.

Amendment No. 6 is being filed primarily to include the Company’s financial statements as of and for the six months ended June 30, 2011.

The Company respectfully requests the assistance of the staff of the Commission in completing its review of the Registration Statement and Amendment No. 6 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any comments or questions regarding Amendment No. 6 or this letter to me at (858) 550-6034. Thank you.

Sincerely,

Cooley LLP

/s/ Sean M. Clayton

Sean M. Clayton, Esq.

cc:	Michael L. Babich, Insys Therapeutics, Inc.
Matthew T. Browne, Esq., Cooley LLP
Charles S. Kim, Esq., Cooley LLP
Cheston J. Larson, Esq., Latham & Watkins LLP
Divakar Gupta, Esq., Latham & Watkins LLP